SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

15.     SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. As a result of the acquisition under common control during 2019, the Group changed its internal organization structure and changed its reportable segments from one to two: Yiren Wealth and Yiren Credit. Yiren Wealth conducts wealth management business and Yiren Credit focuses on consumer credit business. The corresponding segment information for the years ended December 31, 2018 was restated to reflect such change.

The summary of each segment’s operating results for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenue:
Wealth management	1,986,960	2,176,215	1,432,364
Consumer credit	9,257,154	6,440,569	2,529,598
Total net revenue	11,244,114	8,616,784	3,961,962
Operating costs and expenses:
Wealth management	(1,561,310)	(915,202)	(760,180)
Consumer credit	(8,561,264)	(6,194,071)	(3,703,031)
Income/(loss) from operations:
Wealth management	425,650	1,261,013	672,184
Consumer credit	695,890	246,498	(1,173,433)
Total segment income/(loss) from operations	1,121,540	1,507,511	(501,249)
Unallocated expenses	(345,394)	(379,482)	(204,589)
Other income/(expenses)	1,007,246	268,990	(67,521)
Income/(loss) before provision for income taxes	1,783,392	1,397,019	(773,359)

All of the Group’s revenue were generated from the PRC and all of long-lived assets of the Group were located in the PRC. Depreciation and amortization expenses of Wealth management for the years ended December 31, 2018, 2019 and 2020 were RMB3,018, RMB2,690 and RMB1,888 , respectively, while such expenses of Consumer credit for the years ended December 31, 2018, 2019 and 2020 were RMB107,920, RMB89,912 and RMB78,751, respectively.